Fair Value Measurements (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ 343,000		$ 664,000	$ 1,601,000
Equity investment in Diamondback	212,413,000	151,317,000	151,317,000	0
Asset retirement obligations	670,000	598,000	2,195,000	1,390,000	1,328,000
Level 1 [Member] | Fixed Price Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0		0	0
Liabilities	0		0	0
Level 2 [Member] | Fixed Price Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	343,000		664,000	1,601,000
Liabilities	9,689,000		10,442,000	0
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset retirement obligations	700,000		2,195,000
Level 3 [Member] | Fixed Price Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0		0	0
Liabilities	0		0	0
Diamondback Energy LLC [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investment in Diamondback	212,413,000		151,317,000
Diamondback Energy LLC [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investment in Diamondback	0		0
Diamondback Energy LLC [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investment in Diamondback	$ 0		$ 0